Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
The detail of Intangible Assets - Goodwill at 30 June 2026 and 31 December 2025, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2026	31-12-2025
Banco Santander (Brazil)	3,309	3,031
United Kingdom (*)	1,398	609
SAM Investment Holdings Limited	1,382	1,444
Santander Consumer Germany	1,304	1,304
Santander Portugal	1,040	1,040
Santander España	998	998
Santander US Auto	971	943
Santander Holding USA (ex. Auto)	787	765
Grupo Financiero Santander (Mexico)	489	463
Banco Santander - Chile	473	470
Ebury Partners	329	326
Santander Consumer Nordics	218	211
Other entities	445	354
Total Goodwill	13,143	11,958
(*) United Kingdom includes both Santander UK and TSB Banking Group Limited.

During the first six months of 2026 there has been an increase in goodwill of EUR 1,185 million, mainly due to the initial recognition of goodwill amounting to EUR 777 million arising from the acquisition of TSB Banking Group Limited. This amount has been determined on a provisional basis in accordance with IFRS 3, as further described in Note 2. To a lesser extent, the increase also reflects foreign exchange differences (see Note 11), which, in accordance with the applicable accounting standards, have been recognised through the heading 'Other comprehensive income - Items that may be reclassified subsequently to profit or loss - Foreign currency translation' within equity in the Condensed Consolidated Statement of Recognised Income and Expense.

Note 17 of the consolidated annual accounts for the year ended 31 December 2025 includes detailed information on the procedures followed by Grupo Santander to analyse the potential impairment of the goodwill recognised with respect to its recoverable amount and to recognise the related impairment losses, where appropriate.
In accordance with IAS 36, a Cash Generating Unit (CGU) to which goodwill has been assigned should be subjected to an annual impairment test, and when there are signs of impairment.
In accordance with all mentioned before and the analysis made of the information available on the evolution of the different cash-generating units that could reveal the existence of indications of impairment, the directors of the Grupo Santander have concluded that during the first six months of 2026 , there were no triggers that required the recording of impairments.